NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Yoshiharu Global Co. (“Yoshiharu”) was incorporated in the State of Delaware on December 9, 2021. Yoshiharu has the following wholly owned subsidiaries:

Name	Date of Formation	Description of Business
Global JJ Group, Inc. (“JJ”)	January 8, 2015	Ramen stores located in Orange, California and Buena Park, California.
Global AA Group, Inc. (“AA”)	July 21, 2016	Ramen store located in Whittier, California.
Global BB Group, Inc. (“BB”)	May 19, 2017	Ramen store located in Chino Hills, California.
Global CC Group, Inc. (“CC”)	September 23, 2019	Ramen stores located in Eastvale, California and Corona, California.
Global DD Group, Inc. (“DD”)	December 19, 2019	Ramen store located in la Mirada, California.
Yoshiharu Irvine (“YI”)	December 4, 2020	Ramen store located in Irvine, California.
Yoshiharu Cerritos (“YC”)	January 21, 2021	Ramen store located in Cerritos, California.
Yoshiharu Clemente (“YCT”)	May 2, 2022	Ramen store to be opened in San Clemente, California.
Yoshiharu Laguna (“YL”)	May 2, 2022	Ramen store to be opened in Laguna, California.
Yoshiharu Ontario (“YO”)	May 2, 2022	Ramen store to be opened in Ontario, California.
Yoshiharu Menifee (“YM”)	May 2, 2022	Ramen store to be opened in Menifee, California.
Yoshiharu Las Vegas (“YLV”)	Sep 21, 2023	Ramen store and Izakaya stores in Las Vegas, Nevada
Yoshiharu Garden Grove (“YG”)	July 27, 2022	Ramen store to be opened in Garden Grove, California.

The Company owns several restaurants specializing in Japanese ramen and other Japanese cuisines. The Company offers a variety of Japanese ramens, rice bowls, and appetizers. Unless otherwise stated or the context otherwise requires, the terms “Yoshiharu” “we,” “us,” “our” and the “Company” refer collectively to Yoshiharu and, where appropriate, its subsidiaries.

Prior to September 30, 2021, the Yoshiharu business (the “Business”) consisted of the first seven separate entities listed above (collectively, the “Entities”), each wholly owned by James Chae (“Mr. Chae”), and each holding one (1) store, except for JJ, which held two stores and the Business’s intellectual property (the “IP”). Effective October 2021, JJ transferred the IP to Mr. Chae. Effective October 2021, Mr. Chae contributed 100% of the equity interests in each of the Entities to Yoshiharu Holdings Co., a California corporation (“Holdings”), for purposes of consolidating the Business operations into a single entity. Mr. Chae was issued an aggregate 3,205,000 shares in Holdings, which reflected the aggregate number of shares originally issued to Mr. Chae by the Entities, in exchange for 100% of each Entity (on a 1 for 1 share exchange basis). In addition, effective October 2021, Mr. Chae transferred the IP to Holdings in exchange for the issuance of 6,245,900 shares in Holdings in order to bring his total shareholdings in Holdings up to an aggregate 9,450,900 shares.

On December 9, 2021, Yoshiharu completed a share exchange agreement whereby Mr. Chae, the sole stockholder of Holdings, received 9,450,900 shares of Yoshiharu, representing 100% of issued shares at that time, and Yoshiharu received all of the shares of Holdings. This recapitalization was accounted for in accordance with the “Transactions Between Entities Under Common Control” subsections of Accounting Standards Codification (“ASC”) 805-50, Business Combinations, which requires that the receiving entity recognize the net assets received at their historical carrying amounts. A common-control transaction has no effect on the parent’s consolidated financial statements. No value was ascribed to the shares issued for the transfer of the IP since the only relevance of the aggregate number of shares issued to Mr. Chae in Holdings was to effect the 1 for 1 share exchange with Yoshiharu upon its incorporation in Delaware. ASC 805-50 also prescribes that, if the recognition of the net assets results in a “change in the reporting entity,” the receiving entity presents the transfer in its separate financial statements retrospectively. Accordingly, the assets and liabilities and the historical operations that are reflected in these consolidated financial statements are those of the subsidiaries and are recorded at the historical cost basis of the subsidiaries.

On November 22, 2023, the Company filed a Certificate of Amendment (the “Certificate of Amendment”) to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of its issued Class A common stock and Class B common stock together with the Class A common stock, “Common Stock”), in the ratio of 1-for-10 (the “Reverse Stock Split”) effective at 11:59 p.m. eastern on November 27, 2023. The Common Stock began trading on a split-adjusted basis at the market open on Tuesday, November 28, 2023.

No fractional shares were issued as a result of the Reverse Stock Split. Instead, any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the next whole number. As a result, total of 34,846 shares of Class A common stock were issued and total of 1,230,246 shares of Class A common stock were outstanding as of December 31, 2023. The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s outstanding Common Stock, except for adjustments that may result from the treatment of fractional shares. The number of authorized shares of Common Stock of the Company and number of authorized, issued, and outstanding shares of the preferred stock of the Company were not changed.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

Yoshiharu Global Co. (“Yoshiharu”) was incorporated in the State of Delaware on December 9, 2021. Yoshiharu did not have significant transactions since formation. Yoshiharu has the following wholly owned subsidiaries:

Name	Date of Formation	Description of Business
Global JJ Group, Inc. (“JJ”)	January 8, 2015	Ramen stores located in Orange, California and Buena Park, California.
Global AA Group, Inc. (“AA”)	July 21, 2016	Ramen store located in Whittier, California.
Global BB Group, Inc. (“BB”)	May 19, 2017	Ramen store located in Chino Hills, California.
Global CC Group, Inc. (“CC”)	September 23, 2019	Ramen stores located in Eastvale, California and Corona, California.
Global DD Group, Inc. (“DD”)	December 19, 2019	Ramen store located in La Mirada, California.
Yoshiharu Irvine (“YI”)	December 4, 2020	Ramen store located in Irvine, California.
Yoshiharu Cerritos (“YC”)	January 21, 2021	Ramen store located in Cerritos, California.
Yoshiharu Clemente (“YCT”)	May 2, 2022	Ramen store opened on October 31, 2024 in San Clemente, California.
Yoshiharu Laguna (“YL”)	May 2, 2022	Ramen store located in Laguna, California.
Yoshiharu Ontario (“YO”)	May 2, 2022	Ramen store to be opened in Ontario, California.
Yoshiharu Menifee (“YM”)	May 2, 2022	Ramen store to be opened in Menifee, California.
Yoshiharu Las Vegas (“YLV”)	Sep 21, 2023	Ramen store and Izakaya stores in Las Vegas, Nevada
Yoshiharu Garden Grove (“YG”)	July 27, 2022	Ramen store located in Garden Grove, California.

The Company owns restaurants specializing in Japanese ramen and other Japanese cuisines. The Company offers a variety of Japanese ramens, rice bowls, and appetizers. Unless otherwise stated or the context otherwise requires, the terms “Yoshiharu” “we,” “us,” “our” and the “Company” refer collectively to Yoshiharu and, where appropriate, its subsidiaries.

Prior to September 30, 2021, the Yoshiharu business (the “Business”) consisted of the first seven separate entities listed above (collectively, the “Entities”), each wholly owned by James Chae (“Mr. Chae”), and each holding one (1) store, except for JJ, which held two stores and the Business’s intellectual property (the “IP”). Effective October 2021, JJ transferred the IP to Mr. Chae. Effective October 2021, Mr. Chae contributed 100% of the equity interests in each of the Entities to Yoshiharu Holdings Co., a California corporation (“Holdings”), for purposes of consolidating the Business operations into a single entity. Mr. Chae was issued an aggregate 3,205,000 shares in Holdings, which reflected the aggregate number of shares originally issued to Mr. Chae by the Entities, in exchange for 100% of each Entity (on a 1 for 1 share exchange basis). In addition, effective October 2021, Mr. Chae transferred the IP to Holdings in exchange for the issuance of 6,245,900 shares in Holdings in order to bring his total shareholdings in Holdings up to an aggregate 9,450,900 shares.

On December 9, 2021, Yoshiharu completed a share exchange agreement whereby Mr. Chae, the sole stockholder of Holdings, received 9,450,900 shares of Yoshiharu, representing 100% of issued shares at that time, and Yoshiharu received all of the shares of Holdings. This recapitalization was accounted for in accordance with the “Transactions Between Entities Under Common Control” subsections of Accounting Standards Codification (“ASC”) 805-50, Business Combinations, which requires that the receiving entity recognize the net assets received at their historical carrying amounts. A common-control transaction has no effect on the parent’s consolidated financial statements. No value was ascribed to the shares issued for the transfer of the IP since the only relevance of the aggregate number of shares issued to Mr. Chae in Holdings was to effect the 1 for 1 share exchange with Yoshiharu upon its incorporation in Delaware. ASC 805-50 also prescribes that, if the recognition of the net assets results in a “change in the reporting entity,” the receiving entity presents the transfer in its separate financial statements retrospectively. Accordingly, the assets and liabilities and the historical operations that are reflected in these consolidated financial statements are those of the subsidiaries and are recorded at the historical cost basis of the subsidiaries.

On November 22, 2023, Yoshiharu Global Co. (the “Company”) filed a Certificate of Amendment (the “Certificate of Amendment”) to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of its issued Class A common stock, par value $0.0001 per share (“Class A Common Stock”) and Class B common stock, par value $0.0001 per share (“Class B Common Stock” and, together with Class A common Stock, “Common Stock”), in the ratio of 1-for-10 (the “Reverse Stock Split”) to be effective at 11:59 p.m. eastern on November 27, 2023. The Common Stock began trading on a split-adjusted basis at the market open on Tuesday, November 28, 2023.

No fractional shares were issued as a result of the Reverse Stock Split. Instead, any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the next whole number. As a result, total of 34,846 shares of Class A common stock were issued and total of 1,230,246 shares of Class A common stock were outstanding as of December 31, 2023. The Reverse Stock Split affects all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s outstanding Common Stock, except for adjustments that may result from the treatment of fractional shares. The number of authorized shares of Common Stock of the Company and number of authorized shares of the Class B common stock of the Company were not changed.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS